LEASES - Lease Cost (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
LEASES
Operating lease cost	¥ 283,834
Short-term lease cost	9,724
Total(*)	293,558
Operating cash flows for operating leases	281,425
Non-cash ROU assets in exchange for new lease liabilities:- Operating leases	¥ 157,120
Operating lease expenses		¥ 310,072	¥ 320,168
Cash paid for amounts included in the measurement of lease liabilities:
Right-of-use assets				$ 47,995	¥ 334,134
Operating lease liabilities				$ 40,555	¥ 282,334
Operating leases - Weighted average remaining lease term				1 year 10 months 17 days	1 year 10 months 17 days
Operating leases - Weighted average discount rate				4.19%	4.19%